Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share [Abstract]
Net Loss per Share

17. Net Loss per Share

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares issued and shares to be issued under the commitment to issue shares, as these shares are issuable for no consideration.

Diluted net loss per share attributable to common stockholders adjusts the basic net loss per share attributable to common stockholders and the weighted-average number of shares issued and shares to be issued under the commitment to issue shares for potentially dilutive instruments.

For purposes of presentation of basic and diluted net loss per share, the Company includes shares to be issued in the denominator in accordance with ASC 710-10-54-4 and ASC 260-10-45-48 as if they had been issued on the date of the merger, as such shares are non-contingent and are issuable for no consideration (see Note 3, Business Combination).

The net loss per common share was the same for the Class A and Class B Common Stock because they are entitled to the same liquidation and dividend rights and are therefore combined on the Consolidated Statements of Operations and Comprehensive Loss.

Because the Company reported net losses for all periods presented, all potentially dilutive Common Stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.

The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share as of December 31:

	2022	2021
Convertible SPA notes	43,942,609	—
SPA make-whole provisions	130,180,503	—
SPA warrants	346,453,115	—
Convertible ATW notes	—	9,009,210
ATW NPA warrants	76,804,450	—
Other warrants	29,454,593	4,544,258
Stock-based compensation awards – SI Plan - Options	6,646,452	—
Stock-based compensation awards – SI Plan - RSUs(1)	17,869,663
Stock-based compensation awards – EI Plan	23,422,276	31,962,921
Stock-based compensation awards – STI Plan	5,618,512	9,526,727
Public warrants	23,540,988	22,977,568
Private warrants	111,131	674,551
Total	704,044,292	78,695,235

(1)	The Company’s subsidiaries in China have employees who are citizens of the PRC. Pursuant to the regulation Circular 78 and Circular 7 issued by the Central State Administration of Foreign Exchange of PRC (“SAFE”), we cannot release vested RSUs to its PRC citizen employees before they have completed the required SAFE registration with a dedicated account set up for each of them to repatriate proceeds back to China under the SAFE. As a result, 1,448,697 RSUs of the Company’s PRC citizens employees vested in 2022 were included in the outstanding RSUs at December 31, 2022 as unreleased RSUs because those employees did not complete the SAFE registration process.